Time Charter, Voyage and Port Terminal Expenses	12 Months Ended
Dec. 31, 2013
TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES [Abstract]
TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES
NOTE 12: TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES
Time charter, voyage and port terminal expenses for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Fuel	$ 24,104	$ 21,907	$ 19,550
Time charter	1,286	3,587	5,932
Ports payroll and related costs	4,974	4,289	4,060
Docking expenses	2,166	2,720	2,831
Maritime and regulatory fees	1,175	965	1,210
Towing expenses	2,379	2,452	3,626
Other expenses	6,344	5,856	4,471

Total	$ 42,428	$ 41,776	$ 41,680

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